Document and Entity Information	12 Months Ended
Dec. 31, 2016 USD ($) shares
Document and Entity Information [Abstract]
Entity Registrant Name	Sabine Pass Liquefaction, LLC
Entity Central Index Key	0001499200
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4/A
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding | shares	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Public Float | $	$ 0